Shareholder Fees {- Fidelity® Municipal Income 2025 Fund} - 06.30 Fidelity Defined Maturity Funds AI Combo PRO-13 - Fidelity® Municipal Income 2025 Fund	Aug. 28, 2021
Fidelity Municipal Income 2025 Fund-Class A
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Fidelity Municipal Income 2025 Fund-Class I Advisor
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none

[1]

(a)Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.